     Delaware Group Equity Funds IV, Inc -
     Capital Appreciation Fund
     Statement of Net Assets
     March 31, 1997
     (Unaudited)

                                                                                           Number                 Market
                                                                                          of Shares               Value
     COMMON STOCK-                                          94.81%
     Aerospace & Defense-                                    3.46%
     AAR                                                           . . . . . . . . . .          1,400                   $42,000
     AMP                                                           . . . . . . . . . .            300                    10,313
     General Dynamics                                              . . . . . . . . . .            200                    13,475
                                                                                                           ---------------------
                                                                                                                         65,788
                                                                                                           ---------------------

     Automobiles & Auto Parts-                               1.86%
     Ford Motor                                                    . . . . . . . . . .            600                    18,825
     General Motors                                                . . . . . . . . . .            300                    16,613
                                                                                                           ---------------------
                                                                                                                         35,438
                                                                                                           ---------------------

     Banking, Finance & Insurance-                          11.44%
     Aames Financial                                               . . . . . . . . . .            900                    18,225
     Aon                                                           . . . . . . . . . .            400                    24,500
     CIGNA                                                         . . . . . . . . . .            150                    21,919
     Chase Manhattan                                               . . . . . . . . . .            300                    28,088
     Crestar Financial                                             . . . . . . . . . .            600                    20,775
     First Union                                                   . . . . . . . . . .            200                    16,225
   * Medallion Financial                                           . . . . . . . . . .            300                     5,400
     Mellon Bank                                                   . . . . . . . . . .            400                    29,100
     Summit Bancorp                                                . . . . . . . . . .            500                    21,875
     The Money Store                                               . . . . . . . . . .          1,500                    31,406
                                                                                                           ---------------------
                                                                                                                        217,513
                                                                                                           ---------------------

     Cable, Media & Publishing-                              1.08%
     McGraw-Hill                                                   . . . . . . . . . .            400                    20,450
                                                                                                           ---------------------
                                                                                                                         20,450
                                                                                                           ---------------------

     Chemicals-                                              2.90%
   * Rhone-Poulenc-ADR                                             . . . . . . . . . .            700                    23,275
     DuPont(E.I.)DeNemours                                         . . . . . . . . . .            300                    31,800
                                                                                                           ---------------------
                                                                                                                         55,075
                                                                                                           ---------------------

     Computers & Technology-                                15.65%
     Adobe Systems                                                 . . . . . . . . . .            700                    28,044
   * BISYS Group                                                   . . . . . . . . . .            900                    28,238
   * BMC Software                                                  . . . . . . . . . .            700                    32,244
   * Cadence Design Systems                                        . . . . . . . . . .          1,000                    34,375
   * Compuware                                                     . . . . . . . . . .            100                     6,313
   * Cypress Semiconductor                                         . . . . . . . . . .          1,800                    22,500
   * EMC                                                           . . . . . . . . . .            800                    28,400
   * Fore Systems                                                  . . . . . . . . . .            900                    13,444
   * INSO                                                          . . . . . . . . . .            600                    22,575
   * Komag                                                         . . . . . . . . . .            900                    27,394
     Minnesota Mining & Manufacturing                              . . . . . . . . . .            200                    16,900
   * Peerless Systems                                              . . . . . . . . . .          1,000                    11,875
   * Pure Atria                                                    . . . . . . . . . .          1,500                    25,218
                                                                                                           ---------------------
                                                                                                                        297,520
                                                                                                           ---------------------

     Electronics & Electrical-                               4.61%
   * Kulicke & Soffa Industries                                    . . . . . . . . . .            200                     4,238
   * LSI Logic                                                     . . . . . . . . . .            700                    24,325
   * Sipex                                                         . . . . . . . . . .            700                    20,606
     Thomas & Betts                                                . . . . . . . . . .            500                    21,375
     Xerox                                                         . . . . . . . . . .            300                    17,062
                                                                                                           ---------------------
                                                                                                                         87,606
                                                                                                           ---------------------

     Energy-                                                 8.29%
     Mobil                                                         . . . . . . . . . .            200                    26,125
   * Noble Drilling                                                . . . . . . . . . .          1,200                    20,700
   * Patterson Energy                                              . . . . . . . . . .            900                    25,143
   * Precision Drilling                                            . . . . . . . . . .            800                    33,800
     USX-Marathon Group                                            . . . . . . . . . .            900                    25,087
     Williams                                                      . . . . . . . . . .            600                    26,700
                                                                                                           ---------------------
                                                                                                                        157,555
                                                                                                           ---------------------

     Environmental Services-                                 6.86%
   * Philip Environmental                                          . . . . . . . . . .          1,500                    22,687
   * Republic Industries                                           . . . . . . . . . .          1,000                    34,812
   * USA Waste Services                                            . . . . . . . . . .          1,000                    35,500
   * United Waste Systems                                          . . . . . . . . . .          1,000                    37,312
                                                                                                           ---------------------
                                                                                                                        130,311
                                                                                                           ---------------------

     Food, Beverage & Tobacco-                               2.39%
     Heinz (H.J.)                                                  . . . . . . . . . .            500                    19,750
     Philip Morris                                                 . . . . . . . . . .            225                    25,678
                                                                                                           ---------------------
                                                                                                                         45,428
                                                                                                           ---------------------

     Healthcare & Pharmaceuticals-                          17.54%
   * BOC Group plc                                                 . . . . . . . . . .            600                    18,900
     Baxter International                                          . . . . . . . . . .            500                    21,563
     Bristol-Myers Squibb                                          . . . . . . . . . .            400                    23,600
   * Capstone Pharmacy                                             . . . . . . . . . .          2,600                    28,925
   * DepoTech                                                      . . . . . . . . . .            200                     3,050
   * Dura Pharmaceuticals                                          . . . . . . . . . .            900                    32,119
   * HealthSouth                                                   . . . . . . . . . .          1,600                    30,600
   * Health Management Associates Class A                          . . . . . . . . . .          1,300                    30,875
     Jones Medical Industries                                      . . . . . . . . . .            400                     9,525
   * MedPartners                                                   . . . . . . . . . .          1,400                    29,750
     Pharmacia & Upjohn                                            . . . . . . . . . .            700                    25,637
   * Phycor                                                        . . . . . . . . . .          1,000                    27,187
     SmithKline Beecham                                            . . . . . . . . . .            300                    21,000
   * Vencor                                                        . . . . . . . . . .            700                    26,512
   * Vertex Pharmaceuticals                                        . . . . . . . . . .            100                     4,062
                                                                                                           ---------------------
                                                                                                                        333,305
                                                                                                           ---------------------

     Industrial Machinery-                                   0.75%
    *PRI Automation                                                . . . . . . . . . .            300                    14,213
                                                                                                           ---------------------
                                                                                                                         14,213
                                                                                                           ---------------------

     Leisure, Lodging & Entertainment-                       6.25%
     Callaway Golf                                                 . . . . . . . . . .            800                    22,900
   * Equity Marketing                                              . . . . . . . . . .            500                     8,438
   * Extended Stay America                                         . . . . . . . . . .          1,800                    27,225
   * HFS                                                           . . . . . . . . . .            600                    35,325
   * Sun International Hotels                                      . . . . . . . . . .            700                    24,500
   * Teardrop Golf                                                 . . . . . . . . . .            100                       422
                                                                                                           ---------------------
                                                                                                                        118,810
                                                                                                           ---------------------

     Retail-                                                 2.14%
   * Aviation Sales                                                . . . . . . . . . .            400                    10,050
   * General Nutrition                                             . . . . . . . . . .          1,500                    30,563
                                                                                                           ---------------------
                                                                                                                         40,613
                                                                                                           ---------------------

     Telecommunications-                                     3.51%
     Frontier                                                      . . . . . . . . . .            800                    14,300
   * PageMart Wireless                                             . . . . . . . . . .            900                     5,344
   * Telco Systems                                                 . . . . . . . . . .          1,700                    19,550
   * Teleport Communications Group                                 . . . . . . . . . .          1,200                    27,525
                                                                                                           ---------------------
                                                                                                                         66,719
                                                                                                           ---------------------

     Transportation & Shipping-                              1.79%
     Norfolk Southern                                              . . . . . . . . . .            200                    17,050
     Union Pacific                                                 . . . . . . . . . .            300                    17,025
                                                                                                           ---------------------
                                                                                                                         34,075
                                                                                                           ---------------------



     Miscellaneous-                                          4.29%
   * KLA Instruments                                               . . . . . . . . . .            200                     7,312
   * National Education                                            . . . . . . . . . .          1,700                    21,462
   * Personnel Group of America                                    . . . . . . . . . .          1,200                    23,550
     Pitney Bowes                                                  . . . . . . . . . .            500                    29,375
                                                                                                           ---------------------
                                                                                                                         81,699
                                                                                                           ---------------------

     Total Common Stock (Cost $1,911,592)                                                                             1,802,118
                                                                                                           ---------------------



     REPURCHASE AGREEMENT-                                   5.37%
     With Chase Manhattan 5.90% 04/01/97
       (dated 3/31/97, collateralized by
       $37,000 U.S Treasury Notes
       5.125% due 02/28/98, market value
       $36,447)                                                                                36,000                    36,000
     With Paine Webber Securities 6.25% 04/01/97
       (dated 3/31/97, collateralized by
       $27,000 U.S Treasury Notes
       6.00% due 08/31/97, market value
       $27,320 and $6,000 U.S. Treasury Notes
       7.75% due 11/30/99, market value
       $6,511)                                                                                 33,000                    33,000
     With Prudential Securities 6.25% 04/01/97
       (dated 3/31/97, collateralized by
       $35,000 U.S Treasury Bills
       102 due 09/25/97, market value
       $33,841)                                                                                33,000                    33,000
                                                                                                           ---------------------
     Total Repurchase Agreement                                                                                         102,000
                                                                                                           ---------------------


     TOTAL MARKET VALUE OF SECURITIES OWNED-               100.18%                                                    1,904,118
       (cost $2,013,592)                                                                                   ---------------------

     LIABILITIES NET OF RECEIVABLES                        (0.18%)                                                      (3,408)
       AND OTHER ASSETS-                                                                                   ---------------------

     NET ASSETS APPLICABLE TO 236,230 SHARES               100.00%
       ($.01 Par Value) OUTSTANDING-                                                                                 $1,900,710
                                                                                                           =====================

     NET ASSET VALUE - CAPITAL APPRECIATION FUND A CLASS
       ($5,712 / 710 shares)                                                                                              $8.05
                                                                                                           =====================
     NET ASSET VALUE - CAPITAL APPRECIATION FUND
      INSTITUTIONAL CLASS
       ($1,894,998 / 235,520 shares)                                                                                      $8.05
                                                                                                           =====================



     ----------------------------------------------------
     *Non-income producing security for the period
      ended March 31, 1997


     COMPONENTS OF NET ASSETS AT MARCH 31, 1997
      Common stock $.01 par value 200,000,000 shares
       authorized to the Fund with 100,000,000 shares allocated to Capital
       Appreciation Fund A Class, 25,000,000 shares allocated to Capital
       Appreciation Fund B Class, 25,000,000 shares allocated to
       Capital Appreciation Fund C Class and 50,000,000 shares allocated to
       Capital  Appreciation  Fund Institutional Class                                                               $2,007,967
     Accumulated undistributed income:
       Net investment gain                                                                                                1,969
       Net realized gain on investments                                                                                     248
       Net unrealized appreciation of investments                                                                      (109,474)
                                                                                                           ---------------------
     Total Net Assets                                                                                                $1,900,710
                                                                                                           =====================


                             See accompanying notes

Delaware Group Equity Funds IV, Inc. -
Capital Appreciation Fund
Statement of Operations
For the Period Ended March 31, 1997
(Unaudited)


INVESTMENT INCOME:
Dividends                                               5,838
Interest                                              $ 2,926           $ 8,764
                                                      -------

EXPENSES:
Management fees ($4,916)
   and directors' fees ($488)                           5,404
Reports and statements to shareholders                    720
Registration fees                                         596
Professional fees                                         457
Custodian fees                                            399
Dividend disbursing and transfer
   agent fees and expenses                                398
Accounting fees and salaries                              220
Taxes, other than taxes on income                         200
Other                                                     327
                                                        -----
                                                        8,721

Expenses absorbed by Delaware Management
   Company, Inc.                                        3,809             4,912
                                                        -----             -----

NET INVESTMENT INCOME                                                     3,852
                                                                          -----

NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS:
Net realized gain from security transactions                                248
Net unrealized depreciation
   of investments
   during the period                                                   (109,474)
                                                                       --------

NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS                                                      (109,226)
                                                                       --------

NET DECREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                                   $ (105,374)
                                                                     ==========



                             See accompanying notes

Delaware Group Equity Funds IV, Inc. -
Capital Appreciation Fund
Statement of Changes in Net Assets
(Unaudited)
                                                              12/2/96*
                                                                to
                                                              3/31/97
                                                              --------
OPERATIONS:
Net investment income                                      $     3,852
Net realized gain from security
   transactions                                                    248
Net unrealized depreciation
   of investments during the period                           (109,474)
                                                              --------
Net decrease in net assets resulting
   from operations                                            (105,374)
                                                              --------

DISTRIBUTIONS TO
   SHAREHOLDERS FROM:
Net investment income:
   Capital Appreciation Fund A Class                                (1)
   Capital Appreciation Fund B Class                              --
   Capital Appreciation Fund C Class                              --
   Capital Appreciation Fund Institutional Class                (1,882)
Net realized gain from security transactions:
   Capital Appreciation Fund A Class                              --
   Capital Appreciation Fund B Class                              --
   Capital Appreciation Fund C Class                              --
   Capital Appreciation Fund Institutional Class                  --
                                                              --------
                                                                (1,883)
                                                              --------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   Capital Appreciation Fund A Class                             6,075
   Capital Appreciation Fund B Class                              --
   Capital Appreciation Fund C Class                              --
   Capital Appreciation Fund Institutional Class             2,000,009
Net asset value of shares issued upon
   reinvestment of dividends from net
   investment income and net realized
   gain from security transactions:
   Capital Appreciation Fund A Class                                 1
   Capital Appreciation Fund B Class                              --
   Capital Appreciation Fund C Class                              --
   Capital Appreciation Fund Institutional Class                 1,882
                                                             ---------
                                                             2,007,967
                                                             ---------
Cost of shares repurchased:
   Capital Appreciation Fund A Class                              --
   Capital Appreciation Fund B Class                              --
   Capital Appreciation Fund C Class                              --
   Capital Appreciation Fund Institutional Class                  --
                                                             ---------
                                                                  --
                                                             ---------
Increase in net assets derived
   from capital share transactions                           2,007,967
                                                             ---------

NET INCREASE IN NET ASSETS                                   1,900,710

NET ASSETS:
Beginning of period                                               --
                                                             ---------
End of period (including undistributed
   net investment income of $1,969)                        $ 1,900,710
                                                           ===========
-------------------
*Date of initial public offering

                             See accompanying notes

Delaware Group Equity Funds IV, Inc. -
Capital Appreciation Fund
Financial Highlights
(Unaudited)

                                                            Capital              Capital
                                                       Appreciation Fund    Appreciation Fund
                                                            A Class        Institutional Class
                                                       -----------------   -------------------
                                                           12/2/96(1)          12/2/96(1)
                                                              to                  to
                                                            3/31/97             3/31/97
                                                       -----------------   -------------------

Net asset value, beginning of period                        $8.5000             $8.5000
Income from investment operations:
   Net investment income                                     0.0163              0.0163
   Net realized and unrealized gain
      from security transactions                            (0.4583)            (0.4583)
                                                             -------             -------
   Total from investment operations                         (0.4420)            (0.4420)
                                                            --------             -------

Less distributions:
   Dividends from net investment income                     (0.0080)            (0.0080)
   Distributions from net realized gain
      on security transactions                                    -                   -
                                                            -------              -------
   Total distributions                                      (0.0080)            (0.0080)
                                                            --------            --------
Net asset value, end of period                              $8.0500             $8.0500
                                                            =======             =======


Total return (2)                                             (5.20%)             (5.20%)

Ratios/supplemental data:
   Net assets, end of period (000 omitted)                      $6              $1,895
   Ratio of expenses to average net assets                    0.75%               0.75%
   Ratio of expenses to average net assets
      prior to expense limitation                             1.33%               1.33%
   Ratio of net investment income to
      average net assets                                      0.59%               0.59%
   Ratio of net investment income to average
      net assets prior to expense limitation                  0.01%               0.01%
   Portfolio turnover                                           73%                 73%
   Average commission rate paid                            $0.0600             $0.0600


(1)Date of initial public offering; ratios have been annualized and total return has not been annualized.
(2)Does not include current maximum sales charge of 4.75% nor the 1% limited contingent deferred sales charge that would apply in the event of certain redemptions within 12 months of purchase.

Delaware Group Equity Funds IV, Inc. -
Capital Appreciation Fund
Notes to Financial Statements
March 31, 1997
(Unaudited)

Delaware Group Equity Funds IV, Inc. - Capital Appreciation Fund is registered as a diversified open-end investment company under the Investment Company Act of 1940. The Fund is organized as a Maryland corporation and offers four classes of shares.

The objective of the Fund is to seek to provide investors with an investment that has the potential for capital appreciation.

1.  Significant Accounting Policies
The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Fund:

Security Valuation-Securities listed on an exchange are valued at the last quoted sales price as of 4:00 pm EST on the valuation date. Securities not traded or securities not listed on an exchange are valued at the mean of the last quoted bid and asked prices. Long-term debt securities are valued by an independent pricing service when such prices are believed by the Board of Directors to reflect the fair value of such securities. Money market instruments having less than 60 days to maturity are valued at amortized cost which approximates market value.

Federal Income Taxes-The Fund intends to continue to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes is required in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

Repurchase Agreements-The Fund may invest in a pooled cash account along with other members of the Delaware Group of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 100% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Class Accounting-Investment income, common expenses, and unrealized and realized gains (losses) are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates- The preparation of financial statements in conformity with generally accepted accounting principals requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other-Expenses common to all Funds within the Delaware Group of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Original issue discounts are accreted to interest income over the lives of the respective securities.


2.  Investment Management and Distribution Agreements
In accordance with the terms of the Investment Management Agreement, the Fund pays Delaware Management Company, Inc. (DMC), the Investment Manager of the Fund, an annual fee which is calculated daily at the annual rate of 0.75% of the average daily net assets of the Fund.

DMC has elected voluntarily to waive its fee and reimburse the Fund to the extent that annual operating expenses, exclusive of taxes, interest, brokerage commission, extraordinary expenses and 12b-1 expenses exceed 0.75% of average net assets for each class through May 31, 1997. Total expenses absorbed by DMC for the period ended March 31, 1997 were $3,809.

Pursuant to the Distribution Agreement, the Fund pays Delaware Distributors, L.P. (DDLP), the Distributor and affiliate of DMC an annual fee not to exceed 0.30% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the B Class and the C Class. No distribution expenses are paid by the Institutional Class. DDLP has elected voluntarily to waive 12B-1 plan fees through May 31, 1997.

The Fund has engaged Delaware Service Company, Inc. (DSC) and Delaware Investment & Retirement Services, Inc. (DIRSI), affiliates of DMC, to serve as dividend disbursing and transfer agents for the Fund. The Fund also engaged DSC to provide accounting services for the Fund. For the period ended March 31, 1997, the Fund expensed for dividend disbursing, transfer agent services and accounting services $618.

Certain officers of the Investment Manager are officers, directors, and/or employees of the Fund. These officers, directors and employees are paid no compensation by the Fund.

3.  Investments
During the period ended March 31, 1997, the Fund made purchases of $2,377,130 and sales of $465,786 of investment securities other than U.S. government securities and temporary cash investments.

At March 31, 1997, the federal income tax cost basis of the Fund's investment were $2,013,592 and, accordingly, net unrealized depreciation for federal income tax purposes aggregated $109,474 of which $54,664 related to unrealized appreciation of securities and $164,138 related to unrealized depreciation of securities.

4.  Capital Stock
Transactions in capital stock shares of the fund were as follows:

                                                                    12/2/96*
                                                                       to
                                                                     3/31/97
                                                                   ----------

Shares sold:
   Capital Appreciation Fund A Class                                     710
   Capital Appreciation Fund B Class                                       -
   Capital Appreciation Fund C Class                                       -
   Capital Appreciation Fund Institutional Class                     235,295

Shares issued upon reinvestment of dividends from
   net investment income and distributions of net
   realized gain from security transactions:
   Capital Appreciation Fund A Class                                       -
   Capital Appreciation Fund B Class                                       -
   Capital Appreciation Fund C Class                                       -
   Capital Appreciation Fund Institutional Class                         225
                                                                   ---------
                                                                     236,230
                                                                   ---------
Share repurchased:
   Capital Appreciation Fund A Class                                       -
   Capital Appreciation Fund B Class                                       -
   Capital Appreciation Fund C Class                                       -
   Capital Appreciation Fund Institutional Class                           -
                                                                   ---------
                                                                           -
                                                                   ---------
Net Increase                                                         236,230
                                                                   =========
---------------------
*Date of initial public offering.